Stock Options	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 10 – Stock Options

During the three month period ended March 31, 2017, the Company awarded 1,145,000 stock options for services and conversions of convertible notes valued at $1,305,565 and 9,000,000 stock options to officers of IronClad valued at $622,045.  Of the total 10,145,000 options awarded, 1,045,000 vested immediately and received full expense recognition in the three month period ended March 31, 2017.  The remaining 9,883,470 options vest periodically over the subsequent three years and will be expensed as they periodically vest.

In addition, 25,000 stock options that were awarded during the three month period ending March 31, 2017 were exercised for cash in the amount of $3,750.

During the three month period ended June 30, 2017, the Company awarded 2,945,000 stock options for services valued at $4,657,850 (using the Black-Scholes option pricing model) and 500,000 stock options to an officer of IronClad valued at $731,659 (using the Black-Scholes option pricing model).  Of the total 3,445,000 options awarded during the period 85,000 vested immediately and received full expense recognition during the three month period ended June 30, 2017.  The remaining 3,360,000 options vest periodically over the next two to four years and will be expensed as they periodically vest.

The fair value of stock options is estimated on the date of each award using the Black-Scholes option pricing model to value the stock option based on its terms and conditions.   The table below summarizes the assumptions used to estimate the fair values of the options:

Number of			Risk-free		Life of Option
Options	Date Issued	Exercise Price	Interest Rate	Volatility	in years
75,000	01/16/17	$0.75	1.54%	226.01%	3.00
6,000,000	01/20/17	$0.15	1.54%	220.00%	3.00
3,000,000	01/20/17	$0.15	1.54%	220.00%	4.00
350,000	01/31/17	$0.15	1.19%	132.84%	1.93
100,000	02/01/17	$0.15	1.22%	134.90%	2.00
100,000	03/13/17	$0.15	1.40%	144.84%	2.00
500,000	03/15/17	$0.15	1.02%	114.94%	1.40
20,000	03/21/17	$0.15	1.54%	233.07%	3.00
1,700,000	05/05/17	$1.47	1.71%	565.34%	4.00
1,000,000	05/05/17	$1.47	1.32%	202.99%	2.00
80,000	05/31/17	$0.75	1.44%	196.06%	3.00
660,000	06/12/17	$2.50	1.64%	589.85%	4.00
5,000	06/30/17	$3.49	1.55%	197.13%	3.00
13,590,000